Note 17 - Segment Information, Reconciliation of assets from segment to consolidated, International (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 3,481	$ 3,279
Investments in non-consolidated companies and other investments	931	1,078
Property, plant and equipment, net	9,772	9,519
Non-current assets	2,537	2,294
Total assets	16,721	16,170
Exploration and Production
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	1,094	1,132
Investments in non-consolidated companies and other investments	633	713
Property, plant and equipment, net	8,538	8,067
Non-current assets	2,581	2,336
Total assets	12,846	12,248
Refining, Transportation & Marketing
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	2,087	1,778
Investments in non-consolidated companies and other investments	30	31
Property, plant and equipment, net	871	1,036
Non-current assets	313	292
Total assets	3,301	3,137
Gas & Power
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	270	250
Investments in non-consolidated companies and other investments	174	152
Property, plant and equipment, net	256	256
Non-current assets	65	105
Total assets	765	763
Distribution
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	447	443
Investments in non-consolidated companies and other investments	13	41
Property, plant and equipment, net	454	425
Non-current assets	70	65
Total assets	984	974
Corporate
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	47	68
Investments in non-consolidated companies and other investments	(36)	141
Property, plant and equipment, net	206	136
Non-current assets	1,396	1,309
Total assets	1,613	1,654
Eliminations
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(464)	(392)
Investments in non-consolidated companies and other investments	117	0
Property, plant and equipment, net	(553)	(401)
Non-current assets	(1,888)	(1,813)
Total assets	$ (2,788)	$ (2,606)